Investments in associates (Tables)	9 Months Ended
Jul. 31, 2019
Investments accounted for using equity method [abstract]
Significant Investments in Associates

The Bank had significant investments in the following associates:

					As at
					July 31 2019	April 30 2019	October 31 2018
($ millions)	Country of incorporation	Nature of business	Ownership percentage	Date of financial statements(1)	Carrying value	Carrying value	Carrying value
Thanachart Bank Public Company Limited(2)	Thailand	Banking	49.00%	July 31, 2019	$3,452	$3,266	$2,961
Canadian Tire’s Financial Services		Financial
business (CTFS)(3)	Canada	Services	20.00%	June 30, 2019	519	521	518
Bank of Xi’an Co. Ltd.(4)	China	Banking	17.99%	June 30, 2019	817	848	772
Maduro & Curiel’s Bank N.V.(5)	Curacao	Banking	48.10%	June 30, 2019	321	322	304
(1)	Represents the date of the most recent financial statements made available to the Bank by the associates’ management.
(2)	Refer to Note 22 - Acquisitions and Divestitures.
(3)

Under the agreement Canadian Tire has an option to sell to the Bank up to an additional 29% equity interest within the next 10 years at the then fair value, that can be settled, at the Bank’s discretion, by issuance of common shares or cash. After 10 years, for a period of six months, the Bank has the option to sell its equity interest back to Canadian Tire at the then fair value.

(4)	Based on the quoted price on the Shanghai Stock Exchange, the Bank’s investment in Bank of Xi’an Co. Ltd. was $1,081 as at July 31, 2019.
(5)

The local regulator requires financial institutions to set aside reserves for general banking risks. These reserves are not required under IFRS, and represent undistributed retained earnings related to a foreign associated corporation, which are subject to local regulatory restrictions. As of July 31, 2019, these reserves amounted to $62 (April 30, 2019 – $63; October 31, 2018 – $62).